Asset retirement obligations - Asset Retirement Obligation Costs (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Accretion	$ 3	$ 3	$ 10	$ 10	$ 14	$ 14	$ 12
Depreciation	6	5	17	14	20	10	17
Total costs	$ 9	$ 8	$ 27	$ 24	$ 34	$ 24	$ 29